Discontinued Operations (Tables)	12 Months Ended
Dec. 27, 2014
Discontinued Operations and Disposal Groups [Abstract]
Revenue and Loss before Income Tax Expense from Discontinued Operations subject to federal or state income tax. The railroad, environmental remediation and concrete paving businesses’ revenue and loss before income taxes, including an immaterial gain on sale, in fiscal years 2014, 2013 and 2012 are summarized below:

	2014	2013	2012
Total revenue	$1,260	$3,884	$50,152
(Income) loss from discontinued operations before income taxes	(71)	528	3,546